Stockholders’ Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Equity [Abstract]
Schedule of Share Based Compensation Options Awarded

	For the three-month period ended
	March 31, 2025		March 31, 2024
	Weighted average of exercise price	Number of options	Weighted average of exercise price	Number of options
Outstanding as of the beginning of the period	$0.51	15,072,175	$0.42	15,544,175
Granted	$-	-	$-	-
Forfeited	$0.58	(150,000)	$0.32	(1,447,500)
Outstanding as of the end of period	$0.44	14,922,175	$0.42	14,096,675

	2024		2023
	Weighted average of exercise price	Number of options	Weighted average of exercise price	Number of options
Outstanding as of the beginning of the year	$0.42	15,544,175	$0.4	13,943,842
Granted	$0.55	1,715,500	$0.58	2,467,000
Forfeited	$0.39	(1,500,000)	$0.32	(866,667)
Expired	$0.28	(687,500)		-
Outstanding as of the end of year	$0.42	15,072,175	$0.42	15,544,175

Schedule of Stock-Based Compensation Expenses

The stock-based compensation expenses for the three months ended March 31, 2025 and March 31, 2024 were recognized in the statements of operations as follows;

	For the three-month period ended
	March 31, 2025	March 31, 2024
	US Dollars (In thousands)

Research and development expenses	7	23
Marketing expenses	1	162
General and administrative expenses	46	21

	54	206

	Year ended December 31
	2024	2023
	US Dollars (In thousands)
Research and development expenses	43	158
Marketing expenses	215	659
General and administrative expenses	227	865

	485	1,682

Schedule of Stock Options, Valuation Assumptions

	For the years ended
	December 31	December 31
	2024	2023

Dividend yields (see (I) below)	0.0%	0.0%
Share price (in U.S. dollar) (see (II) below)	0.52	0.58
Expected volatility (see (III) below)	45%-52%	84%-99%
Risk-free interest rates (see (IV) below)	3.72%-4.24%	4.16%-4.39%
Expected life (in years) (see (V) below)	5-10	5-10

I.	The Company used 0% as its expected dividend yield, based on historic policies and future plans.

II.	The Company’s common stock is quoted on the OTCQB. However, the Company considers its share price as it is traded on OTCQB to not be an appropriate representation of fair value, since it is not traded on an active market. The Company determined that the market is inactive due to low level of activity of the Company’s common stock, stale or non-current price quotes and price quotes that vary substantially either over time or among market makers. Consequently, the price of the Company’s common stock has been determined based on private placement equity offerings conducted in June and July 2024 and June 2023 consisting of units comprised of shares of common stock and warrants, at a per unit purchase price of $1.00. In order to evaluate the price per share, the warrant value has been deducted from the total unit price.

III.	As the Company is at its early stage of operation, there is not sufficient historical volatility for the expected term of the stock options. Therefore, the Company uses an average historical share price volatility based on an analysis of reported data for a peer group of comparable publicly traded companies which were selected based upon industry similarities.

IV.	The Company determined the risk-free interest rate by using a weighted-average equivalent to the expected term based on the U.S. Treasury yield curve in effect as of the date of grant.

V.	The expected life of the granted options was determined based on the estimated behavior of the grantees; since most of the grantees are executives, the Company assumed that the large majority of the options will be exercised prior to their expiration.